SCHEDULE OF INCOME TAX PROVISION BENEFIT (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 11, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
State and Local:
Income tax provision
FUTURETECH II ACQUISITION CORP [Member]
Federal
Current						$ 274,580	$ 979,344
Deferred						313,922	162,267
State and Local:
Current
Deferred
Change in valuation allowance						(313,922)	(162,267)
Income tax provision		$ 14,389	$ 42,647	$ 50,052	$ 138,480	$ 274,580	$ 979,344